iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  8 .3%
Digital Realty Trust, Inc. ..................... 944,795 $ 164,706,112
Equinix, Inc. ............................. 195,788 155,743,480
320,449,592
a
Diversified REITs  —  1 .1%
WP Carey, Inc. ........................... 653,498 40,765,205
a
Health Care REITs  —  12 .7%
Alexandria Real Estate Equities, Inc. ............. 459,474 33,371,597
Healthcare Realty Trust, Inc. , Class A ............ 1,048,759 16,633,318
Healthpeak Properties, Inc. ................... 2,073,309 36,303,641
Omega Healthcare Investors, Inc. ............... 863,653 31,652,882
Sabra Health Care REIT, Inc. .................. 710,054 13,093,396
Ventas, Inc. ............................. 1,346,816 85,051,430
Welltower, Inc. ............................ 1,802,977 277,171,654
493,277,918
a
Hotel & Resort REITs  —  0 .8%
Host Hotels & Resorts, Inc. ................... 2,070,266 31,799,286
a
Industrial REITs  —  10 .2%
Americold Realty Trust, Inc. ................... 780,991 12,987,880
EastGroup Properties, Inc. ................... 156,506 26,155,283
First Industrial Realty Trust, Inc. ................ 395,115 19,016,885
Lineage, Inc.
(a)
............................ 177,148 7,709,481
Prologis, Inc. ............................. 2,692,988 283,086,898
Rexford Industrial Realty, Inc. ................. 704,670 25,065,112
STAG Industrial, Inc. ....................... 556,925 20,205,239
394,226,778
a
Mortgage REITs  —  2 .6%
AGNC Investment Corp. ..................... 3,045,110 27,984,561
Annaly Capital Management, Inc. ............... 1,805,781 33,984,799
Rithm Capital Corp. ........................ 1,582,062 17,861,480
Starwood Property Trust, Inc. .................. 962,391 19,315,187
99,146,027
a
Multi-Family Residential REITs  —  8 .6%
AvalonBay Communities, Inc. ................. 424,347 86,354,615
Camden Property Trust ...................... 318,834 35,929,403
Equity Residential ......................... 1,020,492 68,873,005
Essex Property Trust, Inc. .................... 192,147 54,454,460
Mid-America Apartment Communities, Inc. ......... 349,334 51,704,925
UDR, Inc. ............................... 899,718 36,735,486
334,051,894
a
Office REITs  —  1 .9%
BXP, Inc. ............................... 434,689 29,328,467
Cousins Properties, Inc. ..................... 501,101 15,048,063
Kilroy Realty Corp. ......................... 317,527 10,894,351
Vornado Realty Trust ....................... 498,372 19,057,745
74,328,626
a
Other Specialized REITs  —  7 .1%
Gaming and Leisure Properties, Inc. ............. 820,192 38,286,563
Iron Mountain, Inc. ......................... 880,503 90,313,193
Lamar Advertising Co. , Class A ................ 262,536 31,861,369
Millrose Properties, Inc. , Class A ................ 359,095 10,237,798
VICI Properties, Inc. ........................ 3,153,549 102,805,697
273,504,620
a
Real Estate Development  —  0 .2%
Howard Hughes Holdings, Inc.
(a) (b)
............... 91,921 6,204,667
a
Security Shares Value
a
Real Estate Operating Companies  —  0 .0%
Seaport Entertainment Group, Inc.
(a) (b)
............ 24,819 $ 465,108
a
Real Estate Services  —  7 .8%
CBRE Group, Inc. , Class A
(b)
.................. 876,338 122,792,481
CoStar Group, Inc.
(a) (b)
....................... 1,259,043 101,227,057
Jones Lang LaSalle, Inc.
(a) (b)
................... 141,684 36,239,934
Zillow Group, Inc. , Class A
(a) (b)
................. 154,987 10,615,059
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 481,533 33,731,387
304,605,918
a
Retail REITs  —  12 .2%
Agree Realty Corp. ........................ 327,698 23,941,616
Brixmor Property Group, Inc. .................. 913,377 23,784,337
Federal Realty Investment Trust ................ 231,686 22,007,853
Kimco Realty Corp. ........................ 2,018,889 42,437,047
NNN REIT, Inc. ........................... 560,906 24,219,921
Realty Income Corp. ........................ 2,695,083 155,263,732
Regency Centers Corp. ..................... 487,570 34,729,611
Simon Property Group, Inc. ................... 915,684 147,205,360
473,589,477
a
Self-Storage REITs  —  6 .8%
CubeSmart .............................. 680,283 28,912,028
Extra Space Storage, Inc. .................... 633,302 93,374,047
Public Storage ............................ 471,190 138,256,570
260,542,645
a
Single-Family Residential REITs  —  4 .4%
American Homes 4 Rent , Class A ............... 948,396 34,208,644
Equity LifeStyle Properties, Inc. ................ 570,576 35,187,422
Invitation Homes, Inc. ....................... 1,701,195 55,799,196
Sun Communities, Inc. ...................... 358,068 45,292,021
170,487,283
a
Telecom Tower REITs  —  13 .0%
American Tower Corp. ...................... 1,358,614 300,280,866
Crown Castle, Inc. ......................... 1,299,557 133,503,491
SBA Communications Corp. , Class A ............. 320,680 75,308,491
509,092,848
a
Timber REITs  —  1 .8%
PotlatchDeltic Corp. ........................ 212,890 8,168,589
Rayonier, Inc. ............................ 418,981 9,292,999
Weyerhaeuser Co. ......................... 2,164,452 55,604,772
73,066,360
a
Total Long-Term Investments — 99.5%
(Cost: $ 4,768,408,361 ) ............................... 3,859,604,252
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 10,321,297 10,325,426
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 6,788,189 6,788,189
a
Total Short-Term Securities — 0.4%
(Cost: $ 17,113,019 ) ................................. 17,113,615
Total Investments — 99.9%
(Cost: $ 4,785,521,380 ) ............................... 3,876,717,867
Other Assets Less Liabilities — 0 .1% ..................... 3,990,649
Net Assets — 100.0% ................................. $ 3,880,708,516

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Real Estate ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 34,928,697  $ —  $ (24,601,706)
(a)
$ (1,177) $ (388) $ 10,325,426  10,321,297  $ 4,462
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,236,708  1,551,481
(a)
—  —  —  6,788,189  6,788,189  54,713  —
$ (1,177) $ (388)
$ 17,113,615
$ 59,175  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 571 09/19/25 $ 20,722 $ (5,075)

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,859,604,252  $ —  $ —  $ 3,859,604,252
Short-Term Securities
Money Market Funds ...................................... 17,113,615  —  —  17,113,615
$ 3,876,717,867  $ —  $ —  $ 3,876,717,867
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (5,075) $ —  $ —  $ (5,075)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)